Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

April 1, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal ETF Trust (the “Trust”)
File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Sound Equity Dividend Income ETF, Sound Enhanced Fixed Income ETF, Sound Enhanced Equity Income ETF, Sound Fixed Income ETF and Sound Total Return ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information for each Fund that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective March 29, 2024, and filed electronically as Post-Effective Amendment No. 216 to the Trust’s Registration Statement on Form N-1A on March 27, 2024.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7700 (Extension 746) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino
Michael Pellegrino
General Counsel
Tidal Investments LLC